Stock based compensation (Details 6) (Free Share Award [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Free of Charge Share Award Available for Grant -Beginning Balance	58,450		58,450	26,600		26,600	18,150		18,150
Options authorized, Free of Charge Share Award Available for Grant	200,000		200,000	200,000		200,000	200,000		200,000
Granted, Free of Charge Share Award Available for Grant	(192,500)		(192,500)	(189,700)		(189,700)	(200,000)		(200,000)
Exercised, Free of Charge Share Award Available for Grant	0		0	0		0	0		0
Forfeited, Free of Charge Share Award Available for Grant	20,600		20,600	21,550		21,550	8,450		8,450
Cancelled, Free of Charge Share Award Available for Grant							1,000		1,000
Balance, Free of Charge Share Award Available for Grant - Ending Balance	86,550		86,550	58,450		58,450	26,600		26,600
Balance, Free of Charge Share Award Granted and Outstanding -Beginning Balance	350,650		350,650	440,650		440,650	522,500		522,500
Options authorized Free of Charge Share Award Granted and Outstanding	0		0	0		0	0		0
Granted Free of Charge Share Award Granted and Outstanding	192,500		192,500	189,700		189,700	200,000		200,000
Exercised, Options Granted and Outstanding	(137,150)		(137,150)	(258,150)		(258,150)	(272,400)		(272,400)
Forfeited, Options Granted and Outstanding	(38,400)		(38,400)	(21,550)		(21,550)	(8,450)		(8,450)
Cancelled, Free of Charge Share Award Granted and Outstanding							(1,000)		(1,000)
Balance, Free of Charge Share Award Granted and Outstanding - Ending Balance	367,600		367,600	350,650		350,650	440,650		440,650
Balance,Weighted Average Fair Value - Beginning Balance	$ 3.81	[1]	€ 2.88	$ 5.81	[1]	€ 4.36	$ 7.25	[1]	€ 5.16
Options authorized Weighted Average Fair Value at grant date	$ 0	[1]	€ 0	$ 0	[1]	€ 0	$ 0	[1]	€ 0
Granted Weighted Average Fair Value at grant date	$ 7.36	[1]	€ 5.35	$ 3.07	[1]	€ 2.38	$ 4.39	[1]	€ 3.28
Exercised Weighted Average Fair Value at grant date	$ 4.39	[1]	€ 3.28	$ 6.52	[1]	€ 4.92	$ 7.47	[1]	€ 5.07
Forfeited Weighted Average Fair Value at grant date	$ 5.10	[1]	€ 3.72	$ 5.79	[1]	€ 4.35	$ 7.22	[1]	€ 5.18
Cancelled Weighted Average Fair Value at grant date							$ 7.45	[1]	€ 5.06
Balance, Weighted Average Fair Value - Ending Balance	$ 5.32	[1]	€ 3.93	$ 3.81	[1]	€ 2.88	$ 5.81	[1]	€ 4.36

[1]	Historical exchange rate at date of grant